Equity Method Investments - Summarized Financial Information For Equity Method Investments (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Balance sheet
Current assets	$ 229,164,000				$ 229,164,000		$ 65,717,000	$ 30,636,000
Current liabilities	66,408,000				66,408,000		59,809,000	33,724,000
Statement of operations
Gross profit	(8,039,000)	$ 2,866,000			(23,970,000)	$ 8,464,000	3,639,000	(1,951,000)
Net Income (loss)	(22,916,000)	(2,840,000)	$ (59,792,000)	$ (3,356,000)	(82,707,000)	(6,196,000)	(15,924,000)	(13,495,000)
Share of earnings from equity method investment	$ (400)	$ (186,000)			$ (354,000)	$ (345,000)	1,399,000	(709,000)
Dimension Energy [Member]
Balance sheet
Current assets							10,162,000	4,466,000
Non-current assets							9,045,000	13,123,000
Current liabilities							12,350,000	3,219,000
Non-current liabilities							9,723,000	14,344,000
Members' equity (deficit)							(2,866,000)	25,000
Statement of operations
Total revenue							22,570,000	0
Gross profit							17,360,000	0
Income (loss) from operations							9,185,000	(3,413,000)
Net Income (loss)							5,933,000	(2,987,000)
Share of earnings from equity method investment							$ 1,399,000	$ (709,000)